Investments in Financial Instruments - Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 44,265,899
Balance at the end of year	7,002,712	$ 44,265,899
Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	5,511,412
Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	471,097
Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		(1,403,384)
Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		(289,298)
FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	44,214,654	49,202,493
Disposition of investments	(3,159,970)	(2,404,508)
Change in fair value in other comprehensive income (1)	(17,133,678)	(2,583,331)
Warrants exercised for common stock of UHI	(17,387,699)
Balance at the end of year	6,533,307	44,214,654
FVOCIL | Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	33,775,451	34,921,530
Change in fair value in other comprehensive income (1)	(16,387,752)	(1,146,079)
Warrants exercised for common stock of UHI	(17,387,699)
Balance at the end of year		33,775,451
FVOCIL | Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	4,688,202	7,662,726
Disposition of investments	(3,159,970)	(2,331,785)
Change in fair value in other comprehensive income (1)	(392,429)	(642,739)
Balance at the end of year	1,135,803	4,688,202
FVOCIL | Other Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	5,751,001	6,545,625
Change in fair value in other comprehensive income (1)	(353,497)	(794,624)
Balance at the end of year	$ 5,397,504	5,751,001
FVOCIL | Other Financial Assets
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year		72,612
Disposition of investments		(72,723)
Change in fair value in other comprehensive income (1)		$ 111